REPORTING ENTITY	6 Months Ended
Jun. 30, 2024
REPORTING ENTITY
REPORTING ENTITY
NOTE 1. REPORTING ENTITY
Bancolombia S.A., hereinafter the Parent Company, is a credit establishment, listed on the Colombia Stock Exchange (BVC) as well as on the New York Stock Exchange (NYSE), since 1981 and 1995, respectively. The Parent Company’s main location is in Medellin (Colombia), main address Carrera 48 #
26-85,
Avenida Los Industriales, and was originally constituted under the name Banco Industrial Colombiano (BIC) according to public deed number 388, date January 24, 1945, from the First Notary’s Office of Medellin, authorized by the Superintendence of Finance of Colombia (“SFC”). On April 3, 1998, by means of public deed No. 633, BIC merged with Bank of Colombia S.A., and the resulting organization of that merger was named Bancolombia S.A.
The operating license was authorized definitively by the SFC according to Resolution number 3140 on September 24, 1993. The duration of the company was extended until December 8, 2144. The company may be dissolved or extended before said term.
At the Extraordinary Shareholders’ Meeting held on June 26, 2024, a bylaws amendment was approved, which is in the process of being formalized in a public deed and registered with the Chamber of Commerce.
Bancolombia S.A.’s business purpose is to carry out all operations, transactions, acts and services inherent to the banking business. The Parent Company may, by itself or through its subsidiaries, own interests in other corporations, wherever authorized by law, according to all terms and requirements, limits or conditions established therein.
The Parent Company and its subsidiaries include the following operating segments: Banking Colombia, Banking Panama, Banking El Salvador, Banking Guatemala, Trust, Investment banking, Brokerage, International Banking and Others. The activities carried out by each operating segment of Group Bancolombia are described in Note 3. Operating segments.
The Parent Company, through its subsidiaries, has banking operations and an international presence in United States, Puerto Rico, Panama, Guatemala, and El Salvador.
The assets and liabilities of operations in Barbados through Mercom Bank were transferred to other companies, leaving the balances of the credit portfolio and deposit portfolio at zero. As of June, 30, 2024, the company is in the process of dissolution and liquidation.
Operations in the Cayman Islands through Sinesa Cayman, Inc. (before Bancolombia Cayman) have been canceled or transferred. On November 22, 2023, the Cayman Islands Monetary Authority approved the delivery of the banking license in accordance with Section 20(1)(a) of the Banking and Trust Companies Act (2021 Revision) (the “BTCA”). Therefore, the banking license has been canceled as of that date. As it is no longer a banking entity, on June 20, 2024, the name was changed to SINESA Cayman, Inc., the company is currently in the process of dissolution and liquidation in the Cayman Islands Companies Registry.
The operations of Transportempo S.A.S. are in the process of dissolution and gradual dismantling since May 2023.
On December 14, 2021, the Parent Company´s Board of Directors authorized the legal separation of the Nequi business, the digital platform of Group Bancolombia. The Financial Superintendence of Colombia (Superintendencia Financiera de Colombia) through Resolution 0843 of July 6, 2022, later modified by the Resolution 0955 of July 27, 2022, authorized the establishment of Nequi S.A. Compañía de Financiamiento. The legal separation resulted in the creation and commercial registration of a new corporation through which Nequi will operate as a 100% digital credit establishment. Nequi must obtain an authorization certificate or operating permit, accredited by the Financial Superintendence of Colombia in order to operate. As of June, 30, 2024, activities for this process are in progress. In September 2022, the company Nequi S.A. was created with a capitalization of COP 150,000 distributed mainly in Banca de Inversión Bancolombia S.A. Corporación Financiera with a participation percentage of 94.99% and Inversiones CFNS S.A.S. of 5.01%.
As of June 30, 2024, Group Bancolombia has 33,887 employees, 34,658 banking correspondents, 6,101 ATMs and operates through 851 offices.